CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 2,417,349	$ 3,523,948	$ 2,116,788
Restricted cash		0	78,000
Accounts receivable, net of allowance for doubtful accounts	3,262,350	3,277,095	3,998,785
Inventories	7,577,793	6,141,179	7,002,850
Prepaid expenses and other current assets	1,007,985	671,192	345,673
Total current assets	14,265,477	13,613,414	13,542,096
Property and equipment, net	4,867,998	6,918,944	9,293,482
Patents and licensed technologies, net	6,121,301	6,813,528	7,751,662
Goodwill, net	19,569,200	19,569,200	19,472,686
Other intangible assets, net	1,493,349	1,688,352	2,020,625
Other assets	711,179	892,280	1,087,595
Total assets	47,028,504	49,495,718	53,168,146
Current liabilities:
Current portion of notes payable	273,370	77,796	129,696
Current portion of long-term debt	1,533,723	2,867,720	3,179,469
Accounts payable	5,485,006	2,801,568	4,171,707
Accrued compensation and related expenses	1,480,496	1,782,793	1,133,346
Accrued interest payable	260,291	699,025	499,200
Other accrued liabilities	2,311,187	1,765,523	1,601,414
Deferred revenues	772,887	496,443	612,757
Total current liabilities	12,116,960	10,490,868	11,327,589
Long-term liabilities:
Notes payable, net of current maturities	0	13,817	46,477
Long-term debt, net of current maturities	356,550	29,933	760,783
Convertible debt	21,653,149	19,344,136	17,369,943
Warrants related to convertible debt	2,380,295	938,623	741,525
Total liabilities	36,506,954	30,817,377	30,246,317
Commitment and contingencies
Stockholders' Equity:
Common Stock	33,524	28,437	22,382
Additional paid-in capital	145,277,601	143,106,355	138,639,143
Accumulated deficit	(134,899,584)	(124,564,120)	(115,840,931)
Accumulated other comprehensive income: cumulative translation adjustment	110,009	107,669	101,235
Total stockholders' equity	10,521,550	18,678,341	22,921,829
Total liabilities and stockholders' equity	$ 47,028,504	$ 49,495,718	$ 53,168,146